Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets - Parent Company Only - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Parent Company Only Financial Information [Line Items]
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	50,000,000	15,000,000
Common stock, shares issued	10,319,673	7,652,144
Common stock, shares outstanding	10,319,673	7,652,144
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	50,000,000	15,000,000
Common stock, shares issued	10,319,673	7,652,144
Common stock, shares outstanding	10,319,673	7,652,144
Net unrealized losses on available-for-sale securities, income taxes	$ 2,533	$ 527